Summary of Significant Principal Accounting Policies (Leases) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Practical Expedients, Package [true false]	true
Operating lease right-of-use assets		$ 63,287	¥ 440,593
Total lease liabilities			¥ 447,844
Lease Term and Discount Rate
Weighted-average remaining lease term:- Operating leases		3 years 11 months 23 days	3 years 11 months 23 days
Weighted-average discount rate:- Operating leases		7.97%	7.97%
Future minimum lease payments by year as of December 31, 2019
2020			¥ 165,670
2021			120,654
2022			103,016
2023			53,258
2024			43,600
Thereafter			34,771
Total lease commitment			520,969
Less: Imputed interest			(73,125)
Total operating lease liabilities			447,844
Less: current operating lease liabilities		$ (19,802)	(137,855)
Long-term operating lease liabilities		$ 44,527	¥ 309,989
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 162,818
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 277,638
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019					¥ 161,402
2020					139,306
2021					102,574
2022					100,001
2023					56,822
Thereafter					83,379
Total lease commitment					¥ 643,484
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				¥ 462,391
Total lease liabilities				459,733
Future minimum lease payments by year as of December 31, 2019
Total operating lease liabilities				459,733
Accounting Standards Update 2016-02 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				462,391
Total lease liabilities				459,733
Future minimum lease payments by year as of December 31, 2019
Total operating lease liabilities				¥ 459,733